Stock-Based Compensation - Summary of Estimate the fair value of stock options granted (Detail) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Based Compensation [Line Items]
Expected volatility, Minimum	46.40%	45.80%
Expected volatility, Maximum	128.00%	70.60%
Risk-free interest rate, Minimum	3.60%	0.40%
Risk-free interest rate, Maximum	4.20%	3.20%
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock Based Compensation [Line Items]
Expected term	9 months	5 years
Maximum [Member]
Stock Based Compensation [Line Items]
Expected term	6 years 21 days	10 years